Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended		1 Months Ended	0 Months Ended			1 Months Ended
	Aug. 14, 2014	Jun. 30, 2014	Jun. 30, 2013	Jul. 31, 2014 Navios Acquisition	Jul. 08, 2014 American Depositary Shares	Jan. 28, 2014 American Depositary Shares	Jul. 15, 2014 Series G	Aug. 31, 2014 Navios Partners
Subsequent Event [Line Items]
Dividends received		$ 7,298	$ 3,478	$ 3,649				$ 7,536
Sale of stock - Number of shares issued in transaction					4,800,000	2,000,000
Preferred stock dividend rate percentage					8.625%	8.75%
Sale of stock - Net proceeds					115,840	47,847
Sale of stock - Redemption price per share					$ 2,500.00	$ 2,500.00
Sale of American Depositary Shares					American Depositary Shares, each of which represents 1/100th of a share of the Company's Series H Cumulative Redeemable Perpetual Preferred Stock (the "Series H"), with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends will be payable quarterly in arrears at a rate of 8.625% per annum of the stated liquidation preference.	American Depositary Shares, each of which represents 1/100th of a share of the Company's Series G Cumulative Redeemable Perpetual Preferred Stock (the "Series G"), with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends will be payable quarterly in arrears on the Series G at a rate of 8.75% per annum of the stated liquidation preference.
Dividends paid							$ 1,094
Common stock - Dividends per share declared	$ 0.06
Dividend payable - Payment date	Sep. 26, 2014
Dividend payable - Record date	Sep. 18, 2014